International Growth Fund
International Growth Fund

VALIC COMPANY I

Blue Chip Growth Fund

Broad Cap Value Income Fund

Core Equity Fund

Dividend Value Fund

Growth Fund

Growth & Income Fund

International Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Value Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

Effective immediately, in each Fund’s Fund Summary, under Fees and Expenses of the Fund, in the second paragraph, the second sentence is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Dated: May 12, 2014